Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
Dec. 31, 2022	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment - ROU assets[1]	Total
Balance, Jan. 1, 2022	$88,207	$858,230	$2,434,000	$2,983,919	$259,726	$6,624,082
Additions	18,386	173,810	3,148	35,953	27,984	259,281
Capitalized stripping and development	-	-	89,262	-	-	89,262
Decommissioning and restoration	-	723	(12,583)	(25,248)	-	(37,108)
Derecognition of assets - cost	-	-	(995,575)	(422,524)	(2,950)	(1,421,049)
Capitalized accretion and depreciation	-	1,607	-	(2)	-	1,605
Transfers and other movements	(29,395)	(154,554)	3,825	231,444	(51,320)	-
Disposals	(215)	(1,091)	-	(7,691)	(28,434)	(37,431)
Impairment (Note 6h)	-	(94,956)	-	-	-	(94,956)
Effects of movements in exchange rates	(1,002)	(4,918)	(16,915)	(53,234)	(2,569)	(78,638)
Balance, Dec. 31, 2022	75,981	778,851	1,505,162	2,742,617	202,437	5,305,048

Accumulated depreciation
Balance, Jan. 1, 2022	-	-	1,284,369	1,445,122	153,625	2,883,116
Depreciation for the year	-	-	155,503	169,096	22,786	347,385
Derecognition of assets - accumulated depreciation	-	-	(995,575)	(422,524)	(2,950)	(1,421,049)
Transfers and other movements	-	-	5	25,055	(25,060)	-
Disposals	-	-	-	(4,094)	(19,516)	(23,610)
Effects of movement in exchange rates	-	-	(151)	(31,446)	(1,627)	(33,224)
Balance, Dec. 31, 2022	-	-	444,151	1,181,209	127,258	1,752,618
Net book value	$75,981	$778,851	$1,061,011	$1,561,408	$75,179	$3,552,430
Dec. 31, 2021	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2021	$79,059	$957,162	$2,217,461	$2,793,719	$214,303	$6,261,704
Additions	9,084	268,090	1,731	17,735	49,695	346,335
Capitalized stripping and development	-	-	79,426	-	-	79,426
Decommissioning and restoration	-	(525)	4,630	139,911	-	144,016
Transfers and other movements	-	(357,381)	128,320	229,981	(920)	-
Impairment (Note 6i)	-	-	(1,054)	(192,419)	-	(193,473)
Disposals	-	(5,941)	-	(10,803)	(3,544)	(20,288)
Effects of movements in exchange rates	64	(3,175)	3,486	5,795	192	6,362
Balance, Dec. 31, 2021	88,207	858,230	2,434,000	2,983,919	259,726	6,624,082

Accumulated depreciation
Balance, Jan. 1, 2021	-	-	1,126,274	1,271,581	132,194	2,530,049
Depreciation for the year	-	-	155,878	181,565	24,536	361,979
Disposals	-	-	-	(8,525)	(3,158)	(11,683)
Effects of movement in exchange rates	-	-	2,217	501	53	2,771
Balance, Dec. 31, 2021	-	-	1,284,369	1,445,122	153,625	2,883,116
Net book value	$88,207	$858,230	$1,149,631	$1,538,797	$106,101	$3,740,966